Financial Instruments And Risks -- Summary of Impact to Profit/(Loss) Before Income Tax (Parenthetical) (Detail)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [abstract]
Percentage of reasonably possible increase in unobservable input, assets	100.00%	100.00%	100.00%
Percentage of reasonably possible decrease in unobservable input, assets	100.00%	100.00%	100.00%